Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 25,435,692	¥ 25,435,692
Trade and other receivables, allowance for doubtful accounts	11,718,489	11,443,605
Amounts due from related parties, allowance for doubtful accounts	75,443,757	69,880,157
Other non-current assets, allowance for doubtful accounts	644,447	644,447
Accrued payroll and welfare expenses	5,504,000	11,028,008
Income tax payable	28,381,583	29,812,224
Other tax payable	1,863,046	2,744,062
Deferred revenue - current from related parties	1,903,302	2,091,273
Deferred revenue - current		1,621,856
Other current liabilities	48,083,188	38,841,490
Deferred revenue - non-current	1,179,245	1,179,245
Operating Lease Liability	¥ 3,732,204	¥ 7,285,438
Shareholders’ Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	191,052,818	191,052,818
Ordinary shares, shares outstanding | shares	191,052,818	191,052,818
Consolidated VIE and VIE's subsidiaries
Accrued payroll and welfare expenses	¥ 2,000,000	¥ 4,331,827
Income tax payable	(21,213,724)	651,587
Other tax payable	0	0
Amounts due to related parties - current	50,122,823	115,748,800
Deferred revenue - current from related parties	1,903,302	1,954,481
Deferred revenue - current	0	0
Other current liabilities	2,178	(271,617)
Deferred revenue - non-current from related parties	0	0
Deferred revenue - non-current	0	0
Operating Lease Liability	¥ 0	¥ 0